GOODWILL - Activities for goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Roll Forward]
Balance at Beginning of Year	$ 4,918,823	$ 4,815,999
Acqusitions During the Year	38,729,250	2,198,742
Disposal of Subsidiary		(2,095,918)
Impairments During the Year	(5,850,772)
Balance at End of Year	$ 37,797,301	$ 4,918,823